Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	R$ 12,239,196	R$ 12,672,067
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	8,352,282	6,867,670
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	1,600,590	1,852,114
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	4,202,835	3,853,343
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	2,548,857	1,162,213
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3,886,914
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	2,021,208
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	1,588,192
Financial assets at amortised cost, category [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	115,124
Financial assets at amortised cost, category [member] | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	135,070
Financial assets at amortised cost, category [member] | Dividends receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 27,320
Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets		5,804,397
Loans and receivables [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets		2,703,063
Loans and receivables [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets		1,322,420
Loans and receivables [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets		225,634
Loans and receivables [member] | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets		199,814
Loans and receivables [member] | Dividends receivable [member]
Disclosure of financial assets [line items]
Financial assets		13,466
Loans and receivables [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets		R$ 1,340,000